Operating segments - Summary of Revenue by Type Products and Services (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Revenue	£ 147.5	£ 361.7	£ 315.4	£ 260.0
Catalogue revenue [Member]
Disclosure of products and services [line items]
Revenue	139.0	339.8	296.4	243.1
Custom products and services [Member]
Disclosure of products and services [line items]
Revenue	2.7	6.8	5.7	6.3
IVD [Member]
Disclosure of products and services [line items]
Revenue	2.6	6.1	6.3	4.7
Royalties and licenses [Member]
Disclosure of products and services [line items]
Revenue	3.2	9.0	7.0	5.9
Custom products and licensing [Member]
Disclosure of products and services [line items]
Revenue	£ 8.5	£ 21.9	£ 19.0	£ 16.9